Leases (Details) - Schedule of Lease Liabilities - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Lease Liabilities [Abstract]
Current	$ 170,656
Non-current	616,087
Lease liability, Total	$ 786,743